Average Annual Total Returns{- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-16 - Fidelity Advisor® Stock Selector Mid Cap Fund	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Inception Date	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	15.85%	13.08%	12.95%	11.69%	10.63%	11.64%	10.82%	9.72%	10.45%	18.33%	13.34%	12.95%	20.97%	13.55%	12.94%	23.21%	14.70%	13.89%	23.38%		14.53%	[1]	Feb. 01, 2017	24.76%	13.09%	14.20%

[1]	(a)Since inception February 1, 2017.